Deferred Income (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure Of Deferred Income [Abstract]
Summary of Deferred Income
	As of February 28, 2021	As of February 29, 2020
	US$	US$
Government grants	75,848	—